Filed pursuant to Rule 497(e)

Registration Nos. 333-221764, 811-23312

VistaShares Target 15 USA Momentum Income ETF (UUSA)

VistaShares Target 15 USA Value Income ETF (VUSA)
VistaShares Target 15 USA Quality Income ETF (QUSA)
VistaShares Target 15 USA Low Volatility Income ETF (LUSA)

(each a “Fund,” together the “Funds”)

each listed on NYSE Arca, Inc.

April 24, 2025

Supplement to the Prospectus and
Statement of Additional Information (“SAI”),
each dated March 1, 2025

Effective immediately, each Fund’s ticker symbol is changed in accordance with the following chart. Accordingly, all references to a Fund’s ticker symbol in the Prospectus and SAI are hereby amended and restated to reflect the Fund’s new ticker symbol.

Fund Name	Old Ticker Symbol	New Ticker Symbol
VistaShares Target 15 USA Momentum Income ETF	VMOM	UUSA
VistaShares Target 15 USA Value Income ETF	VVAL	VUSA
VistaShares Target 15 USA Quality Income ETF	VQAL	QUSA
VistaShares Target 15 USA Low Volatility Income ETF	VVOL	LUSA

Please retain this Supplement for future reference.